Fair Value Measurements (Details 1) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of fair value measurements by using significant unobservable inputs
Opening balance	$ 414	$ 1,333
Increase in contingent consideration due to acquisitions	5,851	124
Payment of contingent consideration	(585)	(974)
Increase in fair value of contingent consideration	255	210
Decrease in fair value of contingent consideration		(248)
Amortization of interest and exchange rate	29	(31)
Closing balance	$ 5,964	$ 414